Post-Employment and Other Long-Term Employees Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 773	$ 952
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	327	562
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	675	562
Pension benefits components other than service cost,	12	16	$ 11
Accrued benefits related to defined contribution pension plans	23	20
Annual cost of defined contribution plans	91	86	$ 84
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	1,177	1,005
Employer contributions	17	$ 21
Expected contribution in cash	$ 22